RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 14, 2020	Jan. 31, 2018	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Sep. 16, 2019
Notes payable			$ 3,533,586		$ 3,533,586		$ 3,491,764	$ 1,157,805
Due to related party			277,033		277,033		247,366	561,230
Repayment of notes payable					1,957,492	$ 2,734,275	4,577,578	1,689,846
Cash							1,204,933	58,783
Purchase consideration, paid at closing					250,000
Borrowings					116,238	271,464	366,943	299,173
Operating expenses			2,175,855	$ 1,360,616	3,269,812	2,889,605	5,699,845	6,071,597
Loss on settlement of debt						$ (227,501)	186,156	(82,337)
Mr. Remillard [Member]
Purchase consideration, common stock issuable		100
Mr. Remillard [Member] | Myriad Software Productions, LLC [Member]
Purchase consideration		$ 1,500,000
Purchase consideration, paid at closing		50,000
Purchase consideration, promissory note		250,000
Purchase consideration, common stock shares issuable		$ 1,200,000
Myriad Software Productions, LLC [Member] | Mr. Remillard [Member]
Ownership percentage		100.00%
Chief Executive Officer [Member]
Cash			116,238		116,238
Repayment of debt					86,571		399,169	303,079
Borrowings							231,150
Operating expenses							135,793	299,173
Convertible note								81,000
Prepayment penalty								54,000
Loss on settlement of debt								54,000
Chief Executive Officer [Member] | Convertible Note [Member]
Repayment of debt								$ 135,000
Chief Executive Officer [Member] | Series A Preferred Stock [Member]
Shares issued during the period								148,666
Asset Purchase Agreement [Member] | DMB Group LLC [Member]
Notes payable			0		$ 0		123,745	$ 405,382	$ 940,000
Due to related party									$ 97,689
Repayment of notes payable			124,985				281,638	458,275
Interest expenses			$ 1,240				$ 9,992	$ 35,096
Share Settlement Agreement [Member] | Series A Preferred Stock [Member]
Shares issued during the period	144,000